Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	169,441,788.88	14,999
Yield Supplement Overcollateralization Amount at 06/30/15	1,750,911.01	0
Receivables Balance at 06/30/15	171,192,699.89	14,999
Principal Payments	9,806,390.28	463
Defaulted Receivables	402,853.17	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	1,581,092.13	0
Pool Balance at 07/31/15	159,402,364.31	14,514

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	22.53%

Prepayment ABS Speed	1.40%

Overcollateralization Target Amount	7,173,106.39
Actual Overcollateralization	7,173,106.39

Weighted Average APR	3.54%
Weighted Average APR, Yield Adjusted	4.53%
Weighted Average Remaining Term	31.48

Delinquent Receivables:
Past Due 31-60 days	2,920,250.16	199
Past Due 61-90 days	749,728.94	49
Past Due 91 + days	138,473.64	13
Total	3,808,452.74	261

Total 31+ Delinquent as % Ending Pool Balance	2.39%

Recoveries	254,548.98

Aggregate Net Losses/(Gains) - July 2015	148,304.19
Current Net Loss Ratio (Annualized)	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	10,606,939.97
Advances	(3,160.49)
Investment Earnings on Cash Accounts	1,461.67
Servicing Fee	(142,660.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,462,580.57

Distributions of Available Funds
(1) Class A Interest	92,885.58
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	2,414,544.07
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,173,106.39
(7) Distribution to Certificateholders	769,375.76
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,462,580.57

Servicing Fee	142,660.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 07/15/15	161,816,908.38
Principal Paid	9,587,650.46
Note Balance @ 08/17/15	152,229,257.92

Class A-1
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-3
Note Balance @ 07/15/15	39,959,908.38
Principal Paid	9,587,650.46
Note Balance @ 08/17/15	30,372,257.92
Note Factor @ 08/17/15	17.2569647%

Class A-4
Note Balance @ 07/15/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	107,515,000.00
Note Factor @ 08/17/15	100.0000000%

Class B
Note Balance @ 07/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	14,342,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	105,554.35
Total Principal Paid	9,587,650.46
Total Paid	9,693,204.81

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	20,312.95
Principal Paid	9,587,650.46
Total Paid to A-3 Holders	9,607,963.41

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1543515
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.0199639
Total Distribution Amount	14.1743154

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1154145
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.4752867
Total A-3 Distribution Amount	54.5907012

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	251.84
Noteholders' Principal Distributable Amount	748.16

Account Balances	$ Amount

Advances
Balance as of 06/30/15	35,763.30
Balance as of 07/31/15	32,602.81
Change	(3,160.49)

Reserve Account
Balance as of 07/15/15	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36